CONSOLIDATED STATEMENT OF CASH FLOWS - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities
Net loss	€ (53,797)	€ (73,300)	€ (62,659)
Reconciliation of net loss and the cash used for operating activities
Gain or loss on exchange	(3,570)	3,028	(673)
Amortization and depreciation	5,377	4,991	4,216
Provision	135	57	192
Change in fair value of derivative liabilities	(1,175)	(652)	0
Expenses related to share-based payments	1,323	1,179	1,359
Gain or loss on disposal	17	22	42
Interest expense (income)	2,073	2,150	484
Income tax expense (income)	2	3	(1)
Operating cash flow before change in working capital	(49,615)	(62,522)	(57,040)
(Increase) decrease in inventories	0	358	1,038
(Increase) decrease in trade and other receivables	(8)	33	(7)
(Increase) decrease in other current assets	(94)	2,829	6,150
Increase (decrease) in trade and other payables	(6,477)	6,913	5,993
Increase (decrease) in other current liabilities	(574)	669	556
Change in working capital	(7,153)	10,802	13,730
Income tax paid	0	0	(2)
Net cash flow used in operating activities	(56,770)	(51,720)	(43,310)
Cash flows from investing activities
Acquisition of property, plant and equipment	(298)	(1,139)	(20,117)
Acquisition of intangible assets	0	(2)	(16)
Increase in non-current & current financial assets	(192)	(421)	(119)
Disposal of property, plant and equipment	0	83	0
Decrease in non-current & current financial assets	145	4	414
Net cash flow used in investing activities	(345)	(1,475)	(19,838)
Cash flows from financing activities
Capital increases, net of transaction costs	34,631	118	0
Subscription of warrants	0	12	47
Proceeds from borrowings, net of transaction costs	12,157	27,134	0
Repayment of borrowings	0	(62)	(738)
Allowance received from a lessor	0	188	1,866
Repayment of lease liability (IFRS 16)	(1,702)	(1,615)	(978)
Interests received (paid)	(374)	(326)	(195)
Other change in financial liabilities	0	0	38
Net cash flow from (used in) financing activities	44,712	25,449	40
Exchange rate effect on cash in foreign currency	1,656	(981)	1,910
Increase (Decrease) in cash and cash equivalents	(10,747)	(28,727)	(61,198)
Net cash and cash equivalents at the beginning of the period	44,446	73,173	134,371
Net cash and cash equivalents at the closing of the period	33,699	44,446	73,173
Cash paid for interest	374	326	195
Cash paid for income tax	€ 0	€ 0	€ 0